Business Combinations (Details) - Schedule of Effect to Pro Forma Events - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of Effect to Pro Forma Events [Abstract]
Revenues	$ 18,777,921	$ 19,573,352	$ 55,648,535	$ 55,839,814
Net loss	(5,859,072)	(4,778,614)	(8,801,137)	(5,630,467)
Net loss attributable to common shareholders	$ (5,981,334)	$ (13,746,054)	$ (11,356,133)	$ (14,884,009)
Loss per share attributable to common shareholders – basic (in Dollars per share)	$ (12.04)	$ (422.04)	$ (56.12)	$ (705.68)